INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax assets:
Allowance for loan losses	$ 108	$ 131
Deferred compensation	87	91
Reserve for uncollected interest	62	62
Reserve for off-balance sheet commitments	17	10
OTTI other impairment	423	708
OTTI credit impairment	115	111
Net unrealized loss on securities available for sale		6
Other	82	50
Total gross deferred tax assets	894	1,169
Deferred tax liabilities:
Net unrealized gain on securities available for sale	41
Deferred origination fees, net	81	94
Depreciation reserve	23	27
Other	1	1
Total gross deferred tax liabilities	146	122
Net deferred tax assets	$ 748	$ 1,047